SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Growth Fund

Supplement dated October 26, 2011
to the Class A, Class I and Class G Shares Prospectuses dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, Class I and Class G Shares Prospectuses and should be read in conjunction with such Prospectuses.

The Prospectuses are hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap and Large Cap Growth Funds.

Change in Sub-Advisers for the Large Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Fund, the text relating to Neuberger Berman Management LLC is hereby deleted.

In addition, under the heading "Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Neuberger Berman Management LLC is hereby deleted.

There are no other changes in the portfolio management of the Large Cap Fund.

Change in Sub-Advisers for the Large Cap Growth Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Growth Fund, the text relating to Neuberger Berman Management LLC is hereby deleted.

In addition, under the heading "Large Cap Growth Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Neuberger Berman Management LLC is hereby deleted.

There are no other changes in the portfolio management of the Large Cap Growth Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-752 (10/11)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund

Supplement dated October 26, 2011
to the Class A, Class G and Class Y Shares Prospectuses dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, Class G and Class Y Shares Prospectuses and should be read in conjunction with such Prospectuses.

The Prospectuses are hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax-Managed Large Cap Fund.

Change in Sub-Advisers for the Tax-Managed Large Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Tax-Managed Large Cap Fund, the text relating to Neuberger Berman Management LLC is hereby deleted.

In addition, under the heading "Tax-Managed Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Neuberger Berman Management LLC is hereby deleted.

There are no other changes in the portfolio management of the Tax-Managed Large Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-753 (10/11)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund

Supplement Dated October 26, 2011
to the Statement of Additional Information ("SAI") dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds.

Change in Sub-Advisers for the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to Neuberger Berman Management LLC's management of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds are hereby deleted.

In addition, under the heading "NBML," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Neuberger Berman Management LLC's management of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds are hereby deleted.

There are no other changes in the portfolio management of the Large Cap, Large Cap Growth or Tax-Managed Large Cap Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-754 (10/11)